Shareholder Report, Line Graph (Details) 198974_Medalist Partners MBS Total Return Fund_Institutional Share Class_TSR Annual {Institutional Share Class} - USD ($)											12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2025
Institutional Share Class
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Share Class
Accumulated Value	$ 1,316,970	$ 1,129,428	$ 1,023,968	$ 1,188,827	$ 1,083,184	$ 1,194,050	$ 1,143,166	$ 1,097,051	$ 1,029,179	$ 1,000,000	$ 1,429,139
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	1,152,105	1,077,993	1,065,423	1,222,370	1,236,634	1,152,675	1,040,403	1,054,556	1,021,717	1,000,000	$ 1,217,790
Bloomberg U.S. Mortgage-Backed Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Mortgage-Backed Securities Index
Accumulated Value	$ 1,096,059	$ 1,021,216	$ 1,018,550	$ 1,150,897	$ 1,159,486	$ 1,115,576	$ 1,033,116	$ 1,038,153	$ 1,016,417	$ 1,000,000	$ 1,168,026